PREPAID LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2016
PREPAID LAND USE RIGHTS
Schedule of prepaid land use rights
	As at December 31
	2015	2016

Prepaid land use rights	28,370	28,370
Less: Accumulated amortization	(962)	(1,578)

Prepaid land use rights, net	27,408	26,792